Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 42,642	$ 13,844	$ 8,793
Accounts receivable	140	918	1,424
Other current assets	1,119	180	370
Total current assets	43,901	14,942	10,587
Property and equipment, net	456	566	575
Deferred offering costs		2,744	0
Other assets	102	144	326
Restricted cash	294	294	294
Total assets	44,753	18,690	11,782
Current liabilities:
Accounts payable	3,741	3,330	1,889
Accrued expenses	3,057	2,248	1,542
Deferred revenue	4,326	4,076	2,540
Deferred rent	191	182	62
Total current liabilities	11,315	9,836	6,033
Convertible promissory notes, including accrued interest			10,199
Deferred revenue, net of current portion	2,543	4,265	3,120
Deferred rent, net of current portion	191	287	470
Preferred stock warrant liability		110	120
Derivative liability	91	2	65
Total liabilities	14,140	14,500	20,007
Commitments and contingencies
Convertible preferred stock (Series A and B)		112,292	86,859
Stockholders' equity (deficit):
Common stock	20	1	1
Additional paid-in capital	167,855	12,115	93
Accumulated deficit	(137,262)	(120,218)	(95,178)
Total stockholders' equity (deficit)	30,613	(108,102)	(95,084)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	$ 44,753	$ 18,690	$ 11,782